Share Capital and Warrants - August 2025 private placement (Details) $ / shares in Units, $ in Thousands, $ in Millions			12 Months Ended
	Aug. 15, 2025 CAD ($) Y shares	Aug. 15, 2025 USD ($) $ / shares shares	Dec. 31, 2025 CAD ($) $ / shares	Dec. 31, 2024 CAD ($) $ / shares	Aug. 15, 2025 USD ($) $ / shares Y shares	Dec. 31, 2023 CAD ($) $ / shares
Share capital and warrants
Number of common stock included in each unit | shares	1				1
Common share purchase warrant | shares	0.50				0.50
Purchase share price | shares	1				1
Exercise Price | (per share)			$ 5.71	$ 7.17	$ 2.56	$ 12.93
Fair value estimated | $			$ 225,000	$ 67,852		$ 11,552
Contractual term of the Warrants	24 months	24 months
Share issue related cost | $			9,820	2,303
Other issuance of common shares | $			$ 98	$ 108
Private placement August 2025
Share capital and warrants
Number of units issued | shares	99,065,330				99,065,330
Share issuance price | $ / shares		$ 2.05
Aggregate gross proceeds	$ 280,300	$ 203.0
Private placement August 2025 | Dividend per share
Share capital and warrants
Valuation of the warrants exercisable	0				0
Private placement August 2025 | Expected volatility
Share capital and warrants
Valuation of the warrants exercisable	83.8				83.8
Private placement August 2025 | Risk-free interest rate
Share capital and warrants
Valuation of the warrants exercisable	3.8				3.8
Private placement August 2025 | Expected life
Share capital and warrants
Valuation of the warrants exercisable | Y	1.67				1.67
Private placement August 2025 | Exercise price USD
Share capital and warrants
Valuation of the warrants exercisable | $ / shares					2.56
Private placement August 2025 | Share price USD
Share capital and warrants
Valuation of the warrants exercisable | $ / shares					2.58
Private placement August 2025 | Fair value per warrant (USD)
Share capital and warrants
Valuation of the warrants exercisable | $ / shares					1.08
Brokered Private Placement, August 2025
Share capital and warrants
Number of units issued | shares	58,560,000				58,560,000
Aggregate gross proceeds	$ 165,700	$ 120.0
Fair value estimated	$ 44,800				$ 32.4
Percentage of cash commission paid	4.50%	4.50%
Share issue related cost | $	$ 6,000
Issuance costs allocated to warrants | $	$ 2,200
Non Brokered Private Placement, August 2025
Share capital and warrants
Number of units issued | shares	40,505,330				40,505,330
Aggregate gross proceeds	$ 114,600	$ 83.0
Fair value estimated	$ 31,000				$ 22.4
Percentage of cash commission paid	4.00%	4.00%
Investment arranger fees	$ 4,100	$ 3.0
Number of shares issued for settlement of investment fee | shares	1,464,000	1,464,000
Share issue related cost | $	$ 3,200
Issuance costs allocated to warrants | $	$ 1,200